Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 16, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Aug. 28, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
MSCI All Country World Index ex-USA Net
Account Value [Line Items]
Account Value	$ 15,972	$ 15,903	$ 15,119	$ 14,560	$ 12,846	$ 14,491	$ 13,830	$ 13,752	$ 11,463	$ 12,777	$ 13,420	$ 14,585	$ 15,228	$ 15,079	$ 14,963	$ 14,075	$ 11,745	$ 11,800	$ 10,465		$ 12,352	$ 12,059	$ 11,723	$ 11,827	$ 11,235	$ 10,838	$ 11,995	$ 12,222	$ 12,852	$ 11,812	$ 11,323	$ 10,544	$ 9,910	$ 9,553	$ 9,515	$ 9,365	$ 8,536	$ 9,532		$ 10,073	$ 10,556	$ 9,695	$ 10,000
MSCI All Country World Index ex-USA Net
Account Value [Line Items]
Account Value	15,972	15,903	15,119	14,560	12,846	14,491	13,830	13,752	11,463	12,777	13,420	14,585	15,228	15,079	14,963	14,075	11,745	11,800	10,465		12,352	12,059	11,723	11,827	11,235	10,838	11,995	12,222	12,852	11,812	11,323	10,544	9,910	9,553	9,515	9,365	8,536	9,532		10,073	10,556	9,695	10,000
MSCI All Country World Index ex-USA Net
Account Value [Line Items]
Account Value	15,972	15,903	15,119	14,560	12,846	14,491	13,830	13,752	11,463	12,777	13,420	14,585	15,228	15,079	14,963	14,075	11,745	11,800	10,465		12,352	12,059	11,723	11,827	11,235	10,838	11,995	12,222	12,852	11,812	11,323	10,544	9,910	9,553	9,515	9,365	8,536	9,532		10,073	10,556	9,695	10,000
MSCI All Country World Index ex-USA Net
Account Value [Line Items]
Account Value	853,778	850,078	808,171	778,299	686,689	774,585	739,237	735,078	612,722	682,964	717,364	779,642	813,999	806,000	799,831	752,365	627,789	630,751	559,414		660,238	644,620	626,611	632,194	600,542	579,341	641,196	653,299	686,970	631,372	605,251	563,639	529,735	510,663	508,585	500,598	456,299	509,520	$ 500,000
MSCI All Country World Index ex-USA Net
Account Value [Line Items]
Account Value	17,644	17,567	16,701	16,084	14,191	16,007	15,277	15,191	12,662	14,114	14,825	16,112	16,822	16,656	16,529	15,548	12,974	13,035	11,561	$ 10,000
MSCI All Country World Index ex USA Growth Net
Account Value [Line Items]
Account Value	17,010	16,938	16,181	15,592	13,589	15,729	15,114	14,945	12,446	14,209	14,789	16,464	18,035	17,875	17,655	17,143	14,695	14,498	12,383		13,810	13,187	12,807	12,685	11,783	11,304	12,719	12,780	13,463	12,389	11,772	10,885	10,083	9,931	10,159	9,795	9,084	9,919		10,360	10,726	9,877	10,000
MSCI All Country World Index ex USA Growth Net
Account Value [Line Items]
Account Value	17,010	16,938	16,181	15,592	13,589	15,729	15,114	14,945	12,446	14,209	14,789	16,464	18,035	17,875	17,655	17,143	14,695	14,498	12,383		13,810	13,187	12,807	12,685	11,783	11,304	12,719	12,780	13,463	12,389	11,772	10,885	10,083	9,931	10,159	9,795	9,084	9,919		10,360	10,726	9,877	10,000
MSCI All Country World Index ex USA Growth Net
Account Value [Line Items]
Account Value	17,010	16,938	16,181	15,592	13,589	15,729	15,114	14,945	12,446	14,209	14,789	16,464	18,035	17,875	17,655	17,143	14,695	14,498	12,383		13,810	13,187	12,807	12,685	11,783	11,304	12,719	12,780	13,463	12,389	11,772	10,885	10,083	9,931	10,159	9,795	9,084	9,919		$ 10,360	$ 10,726	$ 9,877	$ 10,000
MSCI All Country World Index ex USA Growth Net
Account Value [Line Items]
Account Value	882,559	878,833	839,522	808,993	705,055	816,092	784,193	775,387	645,724	737,214	767,313	854,199	935,733	927,419	916,003	889,439	762,425	752,228	642,494		$ 716,507	$ 684,219	$ 664,472	$ 658,168	$ 611,344	$ 586,491	$ 659,894	$ 663,055	$ 698,492	$ 642,804	$ 610,773	$ 564,761	$ 523,155	$ 515,283	$ 527,110	$ 508,189	$ 471,295	$ 514,619	$ 500,000
MSCI All Country World Index ex USA Growth Net
Account Value [Line Items]
Account Value	$ 16,107	$ 16,039	$ 15,321	$ 14,764	$ 12,867	$ 14,894	$ 14,312	$ 14,151	$ 11,785	$ 13,454	$ 14,004	$ 15,589	$ 17,077	$ 16,926	$ 16,717	$ 16,232	$ 13,914	$ 13,728	$ 11,726	$ 10,000